9. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade Receivables
Financial position
	December 31, 2019	December 31, 2018
Private sector:
General (i) and special (ii) customers	1,505,150	1,372,667
Agreements (iii)	378,341	347,679

	1,883,491	1,720,346
Government entities:
Municipal	472,666	575,733
Federal	2,805	3,876
Agreements (iii)	277,047	274,906

	752,518	854,515
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,278	3,056
São Caetano do Sul	9,871	2,869

Total wholesale customers – Municipal governments	13,149	5,925

Unbilled supply	745,884	571,072

Subtotal	3,395,042	3,151,858
Allowance for doubtful accounts	(1,042,015)	(1,099,442)

Total	2,353,027	2,052,416

Current	2,137,752	1,843,333
Noncurrent	215,275	209,083

	2,353,027	2,052,416

(i)	General customers - residential and small and mid-sized companies

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).

(iii) Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.

(iv) Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers. The balance presented does not include the municipality of Mauá, as it is questioning in court the tariffs charged. Therefore, SABESP did not record revenues and receivables of this municipality, due to low expectation of realization, in accordance with IFRS 15 and IFRS 9, as the Company does not believe that it is likely that it will receive the consideration it is entitled to in exchange for the services transferred to the municipalities.

Wholesale customers
	December 31, 2019	December 31, 2018

Wholesale customers – Municipal governments:
Mauá	677,298	601,910
Santo André (*)	-	1,164,399
Total	677,298	1,766,309

Aging of trade receivables
	December 31, 2019	December 31, 2018

Current	1,762,606	1,449,927
Past-due:
Up to 30 days	330,488	330,310
From 31 to 60 days	164,913	145,153
From 61 to 90 days	86,765	83,679
From 91 to 120 days	58,971	54,486
From 121 to 180 days	81,003	89,740
From 181 to 360 days	33,206	44,856
Over 360 days	877,090	953,707

Total past-due	1,632,436	1,701,931

Total	3,395,042	3,151,858

Allowance for doubtful accounts
	December 31, 2019	December 31, 2018	December 31, 2017

Balance at beginning of the year	1,099,442	1,067,973	1,068,747
Private sector /government entities	54,064	61,315	75,973
Recoveries	(111,491)	(29,846)	(76,747)

Net additions for the year	(57,427)	31,469	(774)

Balance at the end of the year	1,042,015	1,099,442	1,067,973

Reconciliation of estimated/historic losses of income
Reconciliation of estimated/historical losses of income	December 31, 2019	December 31, 2018	December 31, 2017

Write-offs	(179,929)	(184,555)	(171,729)
(Losses)/reversal with state entities - related parties	(5,597)	1,294	21,510
(Losses) with private sector / government entities	(54,064)	(61,315)	(75,973)
(Losses)/reversal with wholesale customers	-	(29,458)	9,781
Recoveries	111,491	107,307	133,730

Amount recorded expense	(128,099)	(166,727)	(82,681)